Document and Entity Information	6 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Dogness (International) Corp
Entity Central Index Key	0001707303
Document Type	6-K
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020